Related Party Transactions - Summary of Significant Receivables From and Payables To Related Parties (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2021 USD ($)
Disclosure of transactions between related parties [line items]
Trade Receivables Related Party Transactions	₨ 466		₨ 30	$ 6
Amounts receivable related party transactions	9,304		1,358	127
Loans given	70,712	$ 970	835
Investments			1,013
Trade payable related party transactions	1,188		1,210	16
Amounts payable related party transactions	2,943		1,282	40
Commission and consultancy fees payable to KMP and their relatives	61		63	1
Guarantees outstanding given / (taken)	57		255	1
Banking limits assigned/utilized/renewed to/for group companies	1,150		1,150	$ 16
Entities With Joint Control Or Significant Influence Over Entity And Subsidiaries [Member]
Disclosure of transactions between related parties [line items]
Trade Receivables Related Party Transactions	466		30
Amounts receivable related party transactions	9,271		1,325
Loans given	70,663		793
Investments			1,013
Trade payable related party transactions	973		1,143
Amounts payable related party transactions	2,078		601
Commission and consultancy fees payable to KMP and their relatives	0		0
Guarantees outstanding given / (taken)	10		0
Banking limits assigned/utilized/renewed to/for group companies	1,150		1,150
Associates Or Joint Ventures [Member]
Disclosure of transactions between related parties [line items]
Trade Receivables Related Party Transactions	0		0
Amounts receivable related party transactions	10		10
Loans given	49		42
Investments			0
Trade payable related party transactions	0		0
Amounts payable related party transactions	0		0
Commission and consultancy fees payable to KMP and their relatives	0		0
Guarantees outstanding given / (taken)	0		0
Banking limits assigned/utilized/renewed to/for group companies	0		0
Other related parties [member]
Disclosure of transactions between related parties [line items]
Trade Receivables Related Party Transactions	0		0
Amounts receivable related party transactions	23		23
Loans given	0		0
Investments			0
Trade payable related party transactions	215		67
Amounts payable related party transactions	866		681
Commission and consultancy fees payable to KMP and their relatives	61		63
Guarantees outstanding given / (taken)	47		255
Banking limits assigned/utilized/renewed to/for group companies	₨ 0		₨ 0